Share-Based Compensation (Details) - Schedule of fair value of the options measured - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Incentive Plan 2022 [Member] | Equity Incentive Plan 2021 [Member] | One Year Vesting Period [Member]
Share-Based Compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant	USD 4.347 (2 year vesting) 1) USD 5.011 (3 year vesting) 1)
Share price at grant date	USD 7.48
Exercise price	USD 6.353
Expected volatility	100.20%
Expected life	2 and 3 years
Expected dividends
Risk-free interest rate	4.45%
Equity Incentive Plan 2022 [Member] | Two Year Vesting Period [Member]
Share-Based Compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant	USD 6.644 (1 year vesting) 2) USD 8.760 (2 year vesting) 2) USD 10.604 (3 year vesting) 2)
Share price at grant date	USD 17.8
Exercise price	USD 20.78
Expected volatility	99.10%
Expected life	1, 2 and 3 years
Expected dividends
Risk-free interest rate	2.87%
Equity Incentive Plan 2021 [Member] | Equity Incentive Plan 2021 [Member] | One Year Vesting Period [Member]
Share-Based Compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant		USD 18.64 (2 year vesting) 1) USD 22.14 (3 year vesting) 1)
Share price at grant date		USD 32.80
Exercise price		USD 37.78
Expected volatility		93.40%
Expected life		2 and 3 years
Expected dividends
Risk-free interest rate		0.47%
Equity Incentive Plan 2021 [Member] | Two Year Vesting Period [Member]
Share-Based Compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant		USD 24.82 (1 year vesting) 2) USD 37.00 (2 year vesting) 2) USD 43.66 (3 year vesting) 2)
Share price at grant date		USD 70.80
Exercise price		USD 70.220
Expected volatility		101.30%
Expected life		1, 2 and 3 years
Expected dividends
Risk-free interest rate		0.06%